Schedule of Investments (unaudited)
August 31, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.(a)	383,198	$ 19,535,434
Automobiles — 0.4%
Tesla, Inc.(a)	90,437	33,276,294
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	756,945	196,631,603
Capital Markets — 0.3%
Cboe Global Markets, Inc.	79,175	23,768,335
Chemicals — 0.8%
Resonac Holdings Corp.	604,600	59,180,470
Communications Equipment — 4.2%
Arista Networks, Inc.(a)	578,487	113,204,121
Cisco Systems, Inc.	714,945	78,994,273
Lumentum Holdings, Inc.(a)	149,615	136,861,817
		329,060,211
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—
Diversified Telecommunication Services — 2.9%
Space Exploration Technologies Corp., Class A(a)(d)	1,587,773	228,147,102
Electrical Equipment — 0.6%
Vertiv Holdings Co., Class A	182,098	47,112,395
Electronic Equipment, Instruments & Components — 5.6%
Chroma ATE, Inc.	1,000,000	61,811,778
Coherent Corp.(a)	198,205	55,067,295
Delta Electronics, Inc.	843,000	48,906,468
Elite Material Co. Ltd.	679,000	117,304,393
Flex Ltd.(a)	809,334	88,419,739
Gold Circuit Electronics Ltd.	1,106,000	40,576,411
Unimicron Technology Corp.	1,024,000	32,224,486
		444,310,570
Entertainment — 1.0%
Netflix, Inc.(a)	391,710	31,748,095
Take-Two Interactive Software, Inc.(a)	196,614	43,196,096
		74,944,191
Financial Services — 0.4%
Visa, Inc., Class A	89,905	34,107,260
Hotels, Restaurants & Leisure — 0.5%
DoorDash, Inc., Class A(a)	157,182	36,425,357
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A	655,998	222,612,921
Nebius Group NV, Class A(a)	83,776	17,284,665
		239,897,586
IT Services — 3.0%
Farmer’s Business Network, Inc.(a)(b)	194,200	223,330
MongoDB, Inc., Class A(a)	110,682	50,179,898
Snowflake, Inc., Class A(a)	557,636	184,817,300
		235,220,528
Semiconductors & Semiconductor Equipment — 41.3%
Advanced Micro Devices, Inc.(a)	702,329	330,600,307
Applied Materials, Inc.	118,207	54,184,907
ASE Technology Holding Co. Ltd.	6,032,000	111,114,010
ASML Holding NV	25,189	42,721,389
Broadcom, Inc.	1,336,455	494,942,745
Cerebras Systems, Inc., Class A(a)(d)	128,729	23,717,031
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	2,413,171	$ 216,002,936
Lam Research Corp.	1,053,257	317,546,453
Marvell Technology, Inc.	216,631	45,852,117
Micron Technology, Inc.	164,481	157,692,869
Monolithic Power Systems, Inc.	38,214	48,446,563
NVIDIA Corp.	3,669,206	810,087,301
SK hynix, Inc.	142,828	172,862,988
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	869,295	361,035,599
Teradyne, Inc.	180,917	63,290,194
		3,250,097,409
Software — 15.0%
Cadence Design Systems, Inc.(a)	96,274	32,615,706
Crowdstrike Holdings, Inc., Class A(a)	751,031	173,488,161
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	80,955,699
Datadog, Inc., Class A(a)	238,464	56,525,506
Microsoft Corp.	1,063,939	539,725,615
Oracle Corp.	231,588	34,534,403
Palantir Technologies, Inc., Class A(a)	240,376	44,801,279
Palo Alto Networks, Inc.(a)	463,702	177,194,445
ServiceNow, Inc.(a)	274,614	40,640,126
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	254,184
		1,180,735,124
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(b)(c)	304,000	72,725
Technology Hardware, Storage & Peripherals — 13.0%
Apple Inc.	1,216,079	385,314,631
Dell Technologies, Inc., Class C	75,381	34,374,490
Samsung Electronics Co. Ltd.	2,005,466	378,597,671
Sandisk Corp.(a)	68,278	106,971,143
Western Digital Corp.	255,911	115,300,701
		1,020,558,636
Total Common Stocks — 94.7% (Cost: $3,312,657,339)		7,453,081,230
Preferred Securities
Preferred Stocks — 5.3%
Aerospace & Defense — 0.1%
Anduril Industries, Inc., Series H, (Acquired 04/28/26, cost $7,671,264)(a)(b)(c)	111,254	8,276,185
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $6,192,611)(a)(b)(c)	61,936	22,018,248
Semiconductors & Semiconductor Equipment — 0.9%
PsiQuantum Corp., Series C, (Acquired 09/09/19, cost $2,698,454)(a)(b)(c)	581,814	25,274,000
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	25,409,431

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SambaNova Systems, Inc.
Series E-2, (Acquired 10/22/25, cost $3,000,000)(a)(b)(c)	138,276	$ 17,574,880
Series F, (Acquired 07/01/26, cost $3,999,902)(a)(b)(c)	31,471	3,999,964
		72,258,275
Software — 4.0%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(b)(c)	253,604	197,636,133
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	65,387,850
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	53,490,525
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	15,949
Series B, (Acquired 03/05/21, cost $314,316)(a)(b)(c)	11,480	37,195
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	1,757,120
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	32,721
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	11,880
		318,369,373
Total Preferred Securities — 5.3% (Cost: $101,687,350)		420,922,081
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)	22,107	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 100.0% (Cost: $3,414,344,689)		7,874,003,311
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	64,825,083	$ 64,844,530
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(e)(f)	4,597,444	4,597,444
Total Short-Term Securities — 0.9% (Cost: $69,440,225)		69,441,974
Total Investments — 100.9% (Cost: $3,483,784,914)		7,943,445,285
Liabilities in Excess of Other Assets — (0.9)%		(72,499,485)
Net Assets — 100.0%		$ 7,870,945,800

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $502,204,689, representing 6.4% of its net assets as of period end, and an original cost of $115,746,051.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 62,884,685	$ 1,971,495 (a)	$ —	$ (8,115)	$ (3,535)	$ 64,844,530	64,825,083	$ 421,813 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	4,597,444 (a)	—	—	—	4,597,444	4,597,444	61,866	—
				$ (8,115)	$ (3,535)	$ 69,441,974		$ 483,679	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 19,535,434	$ —	$ —	$ 19,535,434
Automobiles	33,276,294	—	—	33,276,294
Broadline Retail	196,631,603	—	—	196,631,603
Capital Markets	23,768,335	—	—	23,768,335
Chemicals	—	59,180,470	—	59,180,470
Communications Equipment	329,060,211	—	—	329,060,211
Diversified Consumer Services	—	—	—	—
Diversified Telecommunication Services	228,147,102	—	—	228,147,102
Electrical Equipment	47,112,395	—	—	47,112,395
Electronic Equipment, Instruments & Components	143,487,034	300,823,536	—	444,310,570
Entertainment	74,944,191	—	—	74,944,191
Financial Services	34,107,260	—	—	34,107,260
Hotels, Restaurants & Leisure	36,425,357	—	—	36,425,357
Interactive Media & Services	239,897,586	—	—	239,897,586
IT Services	234,997,198	—	223,330	235,220,528
Semiconductors & Semiconductor Equipment	2,923,399,022	326,698,387	—	3,250,097,409
Software	1,099,525,241	—	81,209,883	1,180,735,124
Specialty Retail	—	—	72,725	72,725
Technology Hardware, Storage & Peripherals	641,960,965	378,597,671	—	1,020,558,636
Preferred Securities	—	—	420,922,081	420,922,081
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	69,441,974	—	—	69,441,974
	$ 6,375,717,202	$ 1,065,300,064	$ 502,428,019	$ 7,943,445,285

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2026	$61,627,407	$331,388,948	$— (b)	$393,016,355
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(1,830,303)	(30,107,663)	—	(31,937,966)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	21,708,834	115,640,893	—	137,349,727
Purchases	—	3,999,903	—	3,999,903
Sales	—	—	—	—
Closing Balance, as of August 31, 2026	$81,505,938	$420,922,081	$— (b)	$502,428,019
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026(a)	$21,708,834	$115,640,893	$—	$137,349,727

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)
Rounds to less than $1.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$81,505,938	Market	Revenue Multiple Volatility Time to Exit	1.10x - 29.75x 70% 3.0 years	29.56x — —
Preferred Stocks	420,922,081	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.94x - 55.00x 70% 3.0 - 4.0 years 1.25x	39.04x — 3.9 years —
	$502,428,019

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt